UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS International Fund

	Shares	Value ($)

Common Stocks 92.1%
Australia 2.6%
Leighton Holdings Ltd. (a)	743,300	37,866,779
QBE Insurance Group Ltd.	913,500	21,339,133

(Cost $50,718,415)		59,205,912
Austria 0.9%
Erste Bank der oesterreichischen Sparkassen AG (Cost $15,294,035)	252,724	19,293,109
Belgium 1.0%
InBev NV	179,670	13,864,267
KBC Groep NV	72,371	8,929,604

(Cost $17,141,804)		22,793,871

Brazil 3.9%
Banco Bradesco SA (ADR) (Preferred)	1,365,500	32,785,655
Petroleo Brasileiro SA (ADR)	449,500	31,689,750
Redecard SA (GDR) 144A	536,700	23,098,063

(Cost $68,358,877)		87,573,468
Canada 1.5%
Potash Corp. of Saskatchewan, Inc. (Cost $23,682,435)	166,500	33,067,074
China 0.5%
China Infrastructure Machinery Holdings Ltd. (Cost $8,772,083)	9,352,000	10,905,214
Czech Republic 0.7%
CEZ AS (Cost $13,341,027)	205,000	16,850,781
Denmark 2.2%
Carlsberg AS*	18,350	1,904,083
Carlsberg AS "B" (a)	213,900	22,440,650
Novo Nordisk AS "B"	385,800	25,105,767

(Cost $48,019,809)		49,450,500
Egypt 0.7%
Orascom Construction Industries (GDR) (REG S) (Cost $17,936,355)	109,850	15,818,400
Finland 3.0%
Nokia Oyj	678,900	19,571,355
Nokian Renkaat Oyj	916,000	47,055,698

(Cost $34,847,484)		66,627,053
France 4.4%
Axa	292,965	10,350,767
BNP Paribas (a)	182,755	18,861,855
France Telecom SA (a)	525,292	15,939,930
Societe Generale* (a)	209,622	21,784,771
Total SA	363,918	31,756,209

(Cost $83,473,678)		98,693,532
Germany 9.9%
Adidas AG (a)	213,400	15,046,102
Allianz SE (Registered)	91,300	17,284,839
Bayer AG	452,946	40,166,219
Deutsche Boerse AG (a)	153,900	22,082,615
E.ON AG	266,403	56,681,048
Fresenius Medical Care AG & Co. KGaA (a)	474,847	26,461,774
Gerresheimer AG* (a)	463,860	25,185,584
Linde AG (a)	133,500	20,061,024

(Cost $151,482,415)		222,969,205
Greece 0.8%
National Bank of Greece SA (Cost $13,181,477)	308,064	17,493,370
Hong Kong 5.6%
Chaoda Modern Agriculture (Holdings) Ltd.	6,650,000	9,356,476
China Mobile Ltd.	1,380,000	20,282,935
CNOOC Ltd.	15,789,300	27,516,303
Esprit Holdings Ltd.	2,532,200	29,592,465
Noble Group Ltd.	8,632,600	15,850,685
Wharf Holdings Ltd.	4,478,000	22,378,811

(Cost $115,017,313)		124,977,675

India 2.5%
Bharat Heavy Electricals Ltd.	107,500	4,208,085
Bharti Airtel Ltd.*	1,459,855	30,225,240
Housing Development Finance Corp., Ltd.	106,051	6,457,233
ICICI Bank Ltd.	770,900	14,282,214

(Cost $60,948,193)		55,172,772
Indonesia 1.4%
PT Bumi Resources Tbk	11,316,800	9,779,951
PT Telekomunikasi Indonesia (ADR)	606,600	21,206,736

(Cost $36,631,262)		30,986,687
Italy 2.6%
Intesa Sanpaolo	5,295,100	34,722,535
UniCredit SpA	3,553,272	24,834,545

(Cost $63,895,782)		59,557,080
Japan 11.9%
Canon, Inc.	1,047,000	56,511,383
Komatsu Ltd.	1,131,900	35,861,753
Makita Corp.	403,000	16,973,250
Mitsubishi Corp.	937,400	32,367,065
Mitsui & Co., Ltd.	929,000	22,779,975
Nintendo Co., Ltd.	87,200	47,975,716
Suzuki Motor Corp.	1,144,000	31,687,346
Terumo Corp.	455,500	22,684,263

(Cost $212,715,212)		266,840,751
Kazakhstan 1.0%
KazMunaiGas Exploration Production (GDR) 144A (Cost $16,047,779)	670,600	21,760,970
Mexico 1.8%
America Movil SAB de CV "L" (ADR)	398,100	23,794,437
Grupo Financiero Banorte SAB de CV "O" (a)	3,561,300	17,289,372

(Cost $36,928,285)		41,083,809
Norway 1.6%
StatoilHydro ASA (a) (Cost $25,480,940)	940,300	36,480,014
Russia 5.3%
Gazprom (ADR) (b)	203,150	12,270,260
Gazprom (ADR) (b)	639,350	38,616,740
Novorossiysk Sea Trade Port (GDR) 144A*	302,700	4,934,010
Sberbank*	5,906,299	21,380,802
Uralkali (GDR) 144A*	699,900	42,343,950

(Cost $85,899,107)		119,545,762
Spain 3.8%
Iberdrola SA	2,604,156	37,597,126
Telefonica SA	1,636,378	46,969,904

(Cost $75,591,939)		84,567,030
Switzerland 6.7%
Compagnie Financiere Richemont SA "A" (Unit)	175,059	10,909,169
Lonza Group AG (Registered) (a)	247,949	34,352,445
Nestle SA (Registered)	81,576	40,112,929
Roche Holding AG (Genusschein)	205,352	35,405,857
UBS AG (Registered)*	18,132	436,664

Xstrata PLC	363,877	28,752,872

(Cost $108,001,180)		149,969,936
United Kingdom 15.8%
3i Group PLC	2,325,669	40,794,260
AMEC PLC	4,938,007	81,628,277
Anglo American PLC	376,414	25,493,382
Babcock International Group PLC	1,962,875	24,262,739
BAE Systems PLC	1,429,956	12,838,760
BG Group PLC	913,062	22,897,948
HSBC Holdings PLC (Registered)	996,650	16,830,602
Imperial Tobacco Group PLC	246,280	9,879,086
Intertek Group PLC	862,546	17,479,157
Prudential PLC	2,410,634	31,755,248
Standard Chartered PLC	678,582	25,217,252
Vedanta Resources PLC	611,858	30,349,221
Vodafone Group PLC	4,816,967	15,481,782

(Cost $302,200,655)		354,907,714

Total Common Stocks (Cost $1,685,607,541)		2,066,591,689
Exchange Traded Fund 2.0%
United States
iShares MSCI Japan Index Fund (a) (Cost $44,754,586)	3,338,582	45,304,558
Participatory Notes 1.1%
Aldar Properties PJSC, Commercial Bank of Qatar, Dubai Islamic Bank, National Central Cooling Co., and Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.) Expiration Date 10/26/2009*	147,300	14,734,419
Merrill Lynch Pioneers Index (issuer Merrill Lynch International & Co.), Expiration Date 2/1/2010*	96,800	9,225,040

Total Participatory Notes (Cost $24,409,871)		23,959,459
Preferred Stocks 1.1%
Germany
Porsche Automobil Holding SE (Cost $12,642,950)	131,121	24,462,652
Rights 0.2%
Denmark 0.1%
Carlsberg AS, Expiration Date 6/10/2008* (a) (Cost $5,034,570)	213,900	4,282,908
Switzerland 0.0%
UBS AG, Expiration Date 6/17/2008* (Cost $38,041)	18,132	24,182
United Kingdom 0.1%
Imperial Tobacco Group PLC, Expiration Date 6/11/2008* (Cost $1,482,797)	121,925	1,207,606

Total Rights (Cost $6,555,408)		5,514,696
Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 2.76% (c) (d) (Cost $208,119,914)	208,119,914	208,119,914
Cash Equivalents 3.6%
Cash Management QP Trust, 2.48% (c) (Cost $80,283,772)	80,283,772	80,283,772

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,062,374,042) †	109.4	2,454,236,740
Other Assets and Liabilities, Net	(9.4)	(210,087,774)

Net Assets	100.0	2,244,148,966

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $2,064,312,262. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $389,924,478. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $452,236,634 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $62,312,156.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2008 amounted to $199,442,568 which is 8.9% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At May 31, 2008 the DWS International Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common, Preferred Stocks and Participatory Notes
Financials	464,650,947	22.0%
Energy	314,396,422	14.9%
Industrials	235,172,622	11.1%
Materials	220,233,742	10.4%
Consumer Discretionary	175,726,682	8.3%
Telecommunication Services	173,900,964	8.2%
Health Care	169,195,690	8.0%
Information Technology	147,156,517	7.0%
Utilities	117,022,723	5.5%
Consumer Staples	97,557,491	4.6%
Total	2,115,013,800	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008